Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits
Unrecognized tax benefit, if recognized, would have an impact on effective tax rate	$ 10.7
Payment of interest and penalties accrued	0.8	$ 1.0
Activity for unrecognized tax benefits [Roll Forward]
Balance at beginning of period	13.9	8.1	$ 1.8
Tax positions related to current year additions	2.0	0.5	0.0
Additions for tax positions of prior years	2.4	0.0	7.2
Tax positions related to prior years reductions	(3.0)	(3.5)	(0.8)
Reductions due to lapse of statute of limitations on tax positions	(0.1)	0.0	(0.1)
Current year acquisitions	0.0	9.8	0.0
Settlements	(4.4)	(1.0)	0.0
Balance at end of period	$ 10.8	$ 13.9	$ 8.1